Concessions payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Concessions Payable

	December 31, 2019			December 31, 2018
	Leases	Concessions	Total	Total
Payables
Rumo Malha Sul S.A.	—	36,621	36,621	60,761
Rumo Malha Paulista S.A.	—	20,003	20,003	45,892

	—	56,624	56,624	106,653
Court discussion
Rumo Malha Paulista S.A.	1,870,018	—	1,870,018	1,695,770
Rumo Malha Oeste S.A.	1,440,656	87,582	1,528,238	1,406,145

	3,310,674	87,582	3,398,256	3,101,915

Total	3,310,674	144,206	3,454,880	3,208,568

Current			9,847	28,797

Non-current			3,445,033	3,179,771

Summary of Judicial Deposits
Judicial deposits at December 31, 2019 and December 31, 2018 concerning the above claims totaled:

	December 31, 2019	December 31, 2018
Rumo Malha Paulista	119.806	119.806
Rumo Malha Oeste	21.703	20.690

	141.509	140.496

Summary of Regulatory Assets (Liabilities)
Regulatory assets (liabilities):

	December 31, 2019	December 31, 2018
Cost of gas to be recovered	427,335	504,175
Credits of taxes to be transferred	(431,900)	(252,816)

Total	(4,565)	251,359

Regulatory (liabilities) assets	(115,597)	672,810
Regulatory liabilities - Tax	(155,311)	(127,815)

	(270,908)	544,995
Monetary variation	38,757	3,713
Extemporaneous tax credit	(23,773)	(76,452)

	14,984	(72,739)

	(255,924)	472,256